Note 8 - Convertible Promissory Note - Schedule of Changes in air Value of Convertible Debt (Details) - Derivative Financial Instruments, Liabilities [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Balance	$ 827	$ 0
Allocation to Conversion Option, at fair value		671
Change in derivative fair value	9,369	156
Settlement via conversion	(10,196)
Balance	$ 0	$ 827